UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):      [X]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aon Advisors, Inc.
Address:   200 East Randolph Street
           Chicago, IL 60601

Name of additional disclosed party:

Name:
Address:


Form 13F File Number:  28-2005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Conway
Title:  President
Phone:  (312) 381-3330

Signature, Place, and Date of Signing:

/s/ Michael A. Conway             Chicago, IL                December 12, 2002
----------------------------      -----------------------    -----------------
[Signature]                       [City, State]              [Date]

This is an amended version of the March 31, 2002 filing made by Aon Corporation. The form is being refiled at the request of the SEC to conform to their requested format. Data regarding the issuers, the fair value and par amounts have NOT been modified. Clarifications were added for columns 6, 7, & 8. In addition, the Registrant has been changed from Aon Corporation. to Aon's investment manager, Aon Advisors. 13F filings for 1999 thru 2000 can be found under Aon Corporation. 2002 amended 13F's and subsequent filings will be under Aon Advisors.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    179

Form 13F Information Table Value Total:    $432,710
                                           (thousands)

List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

    No.        Form 13F File Number       Name

    NONE

                                                        FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ACM GOVT OPPOR FUND INC.          Common Stock   000918102   39,992 4,655,636  sh     Sole       None     4,655,636
AOL TIME WARNER                   Common Stock   00184A105    4,637   196,081  sh     Sole       None       196,081
AT&T CORP.                        Common Stock   001957109      157    10,001  sh     Sole       None        10,001
AT&T WIRELESS SERVICES            Common Stock   00209A106      549    61,356  sh     Sole       None        61,356
ABBOTT LABORATORIES               Common Stock   002824100    1,578    30,000  sh     Sole       None        30,000
ALCOA, INC.                       Common Stock   013817101    2,264    60,000  sh     Sole       None        60,000
ALLIED WASTE INDUSTRIES INC       Common Stock   019589308    1,495   115,018  sh     Sole       None       115,018
ALLTEL CORP.                      Common Stock   020039103    2,500    45,000  sh     Sole       None        45,000
AMERICAN INTERNATIONAL GROUP      Common Stock   026874107    8,683   120,361  sh     Sole       None       120,361
AMGEN, INC.                       Common Stock   031162100    3,032    50,800  sh     Sole       None        50,800
ANDREW CORPORATION                Common Stock   034425108    1,422    85,000  sh     Sole       None        85,000
ANHEUSER-BUSCH COMPANIES INC      Common Stock   035229103    3,915    75,000  sh     Sole       None        75,000
AON FUNDS                         Common Stock   036912889   79,849 7,969,009  sh     Sole       None     7,969,009
APACHE CORP.                      Common Stock   037411105    1,001    17,600  sh     Sole       None        17,600
BP AMOCO PLC                      Common Stock   055622104    3,345    63,000  sh     Sole       None        63,000
BIOGEN                            Common Stock   090597105    1,374    28,000  sh     Sole       None        28,000
BOLDER TECHNOLOGIES CORP.         Common Stock   097519102        0    76,595  sh     Sole       None        76,595
BRISTOL MYERS SQUIBB              Common Stock   110122108    2,348    58,000  sh     Sole       None        58,000
BURLINGTON NORTHERN/SANTA FE      Common Stock   12189T104    1,418    47,000  sh     Sole       None        47,000
CSX CORPORATION                   Common Stock   126408103    2,668    70,000  sh     Sole       None        70,000
CVS CORPORATION                   Common Stock   126650100    1,373    40,000  sh     Sole       None        40,000
CARDINAL HEALTH INC.              Common Stock   14149Y108    4,076    57,500  sh     Sole       None        57,500
CARNIVAL CORP                     Common Stock   143658102    1,959    60,000  sh     Sole       None        60,000
CHEVRONTEXACO CORP                Common Stock   166764100    3,521    39,000  sh     Sole       None        39,000
CISCO SYSTEMS                     Common Stock   17275R102    1,084    64,000  sh     Sole       None        64,000
CITIGROUP INC.                    Common Stock   172967101    5,304   107,113  sh     Sole       None       107,113
CITRIX SYSTEMS INC                Common Stock   177376100      864    50,000  sh     Sole       None        50,000
CLEAR CHANNEL COMM                Common Stock   184502102    4,339    84,393  sh     Sole       None        84,393
COCA COLA CO                      Common Stock   191216100    3,397    65,000  sh     Sole       None        65,000
COLGATE PALMOLIVE CO              Common Stock   194162103    2,360    41,300  sh     Sole       None        41,300
COMPAQ COMPUTER                   Common Stock   204493100      314    30,000  sh     Sole       None        30,000
COMVERSE TECHNOLOGY,INC           Common Stock   205862402      443    35,000  sh     Sole       None        35,000
CONCORD EFS INC                   Common Stock   206197105      998    30,000  sh     Sole       None        30,000
CONSECO CONVERTIBLE SEC. FUND     Common Stock   20846T672      981   103,159  sh     Sole       None       103,159
CORNING INC.                      Common Stock   219350105      419    55,000  sh     Sole       None        55,000
DRS TECHNOLOGIES, INC.            Common Stock   23330X100       41     1,000  sh     Sole       None         1,000
DEAN FOODS                        Common Stock   242370104      991    13,084  sh     Sole       None        13,084
DEERE & CO                        Common Stock   244199105    2,186    48,000  sh     Sole       None        48,000
DELL COMPUTER CORP                Common Stock   247025109    2,916   111,700  sh     Sole       None       111,700
DELUXE CORP                       Common Stock   248019101      856    18,500  sh     Sole       None        18,500
DEVON ENERGY                      Common Stock   25179M103    2,414    50,000  sh     Sole       None        50,000
DIGITAL RIVER INC                 Common Stock   25388B104      444    30,000  sh     Sole       None        30,000
THE WALT DISNEY CO.               Common Stock   254687106    2,308   100,000  sh     Sole       None       100,000
DIVINE INTERVENTURES              Common Stock   255402109      833 1,666,669  sh     Sole       None     1,666,669
DOW CHEMICAL                      Common Stock   260543103    1,734    53,000  sh     Sole       None        53,000
DUKE REALTY CORP.                 Common Stock   264411505      390    15,000  sh     Sole       None        15,000
EMC CORP./MASS                    Common Stock   268648102      656    55,000  sh     Sole       None        55,000
EASTMAN CHEMICAL                  Common Stock   277432100    3,171    65,000  sh     Sole       None        65,000
EMERSON ELECTRIC CO.              Common Stock   291011104    2,755    48,000  sh     Sole       None        48,000
ENGINEERED SUPPORT SYSTEMS INC    Common Stock   292866100      555    12,000  sh     Sole       None        12,000
EQUITY OFFICE PROPERTIES TRUST    Common Stock   294741103      581    19,373  sh     Sole       None        19,373
EXXON MOBIL CORP                  Common Stock   30231G102    5,041   115,006  sh     Sole       None       115,006
FEDERAL HOME LOAN MTGE CORP       Common Stock   313400301    1,001    15,800  sh     Sole       None        15,800
FEDERAL NATIONAL MORTGAGE ASSN    Common Stock   313586109    5,807    72,700  sh     Sole       None        72,700
FIBERMARK INC                     Common Stock   315646109      198    32,700  sh     Sole       None        32,700
FIRST DATA CORPORATION            Common Stock   319963104    1,804    20,677  sh     Sole       None        20,677
FIRST FEDERAL SAVINGS BANK        Common Stock   33761K105      207     7,161  sh     Sole       None         7,161
FORD MOTOR COMPANY                Common Stock   345370860    3,629   220,062  sh     Sole       None       220,062
FOUNDRY NETWORKS IN               Common Stock   35063R100      101    14,000  sh     Sole       None        14,000
FOX ENTERTAINMENT GRP INC-A       Common Stock   35138T107      520    22,000  sh     Sole       None        22,000
GENERAL ELECTRIC                  Common Stock   369604103    7,046   188,136  sh     Sole       None       188,136
GENTEX CORP                       Common Stock   371901109      593    20,000  sh     Sole       None        20,000
GENZYME CORP.                     Common Stock   372917104      869    19,900  sh     Sole       None        19,900
GEORGIA-PACIFIC CORP              Common Stock   373298108    2,007    67,000  sh     Sole       None        67,000
GIBRALTAR STEEL CO.               Common Stock   37476F103      131     6,000  sh     Sole       None         6,000
W.W. GRAINGER INC.                Common Stock   384802104    2,249    40,000  sh     Sole       None        40,000
HCA INC                           Common Stock   404119109    1,763    40,000  sh     Sole       None        40,000
HRPT PROPERTIES, INC              Common Stock   40426W101    1,821   202,300  sh     Sole       None       202,300
JOHN HANCOCK FINANCIAL SVCS       Common Stock   41014S106      147     3,849  sh     Sole       None         3,849
HARTMARX                          Common Stock   417119104      212   101,100  sh     Sole       None       101,100
HELMERICH AND PAYNE INC.          Common Stock   423452101      409    10,200  sh     Sole       None        10,200
HEWLETT PACKARD CO.               Common Stock   428236103    1,310    73,000  sh     Sole       None        73,000
HOME DEPOT INC                    Common Stock   437076102    3,551    73,061  sh     Sole       None        73,061
HONEYWELL INTERNATIONAL INC.      Common Stock   438516106    1,856    48,500  sh     Sole       None        48,500
ILLINOIS TOOL WORKS INC.          Common Stock   452308109    2,894    40,000  sh     Sole       None        40,000
INTEL CORPORATION                 Common Stock   458140100    2,615    86,000  sh     Sole       None        86,000
INT'L BUSINESS MACHINES           Common Stock   459200101    5,616    54,000  sh     Sole       None        54,000
INTERNATIONAL PAPER COMPANY       Common Stock   460146103      903    21,000  sh     Sole       None        21,000
JOHNSON & JOHNSON                 Common Stock   478160104    7,829   120,532  sh     Sole       None       120,532
KELLOGG CO.                       Common Stock   487836108    1,074    32,000  sh     Sole       None        32,000
KROGER                            Common Stock   501044101    2,091    94,368  sh     Sole       None        94,368
L-3 COMMUNICATIONS HLDGS INC      Common Stock   502424104    3,270    29,200  sh     Sole       None        29,200
LIBERTY MEDIA CORP-A              Common Stock   530718105      758    60,000  sh     Sole       None        60,000
ELI LILLY & CO.                   Common Stock   532457108    2,667    35,000  sh     Sole       None        35,000
LITTELFUSE, INC.                  Common Stock   537008104      991    40,000  sh     Sole       None        40,000
MGIC INVESTMENT CORP              Common Stock   552848103    1,711    25,000  sh     Sole       None        25,000
MAY DEPT STORES                   Common Stock   577778103    2,196    63,000  sh     Sole       None        63,000
MCDONALDS CORP                    Common Stock   580135101    1,110    40,000  sh     Sole       None        40,000
MEDIMMUNE INC                     Common Stock   584699102    1,573    40,000  sh     Sole       None        40,000
MERCK & CO.                       Common Stock   589331107    2,879    50,000  sh     Sole       None        50,000
MICROSOFT CORP.                   Common Stock   594918104    5,639    93,500  sh     Sole       None        93,500
MOBILE MINI INC                   Common Stock   60740F105    1,837    57,100  sh     Sole       None        57,100
MORGAN STANLEY DEAN WITTER & C    Common Stock   617446448    2,178    38,001  sh     Sole       None        38,001
NANOPHASE TECHNOLOGIES            Common Stock   630079101      480    57,800  sh     Sole       None        57,800
NASDAQ 100 SHARES                 Common Stock   631100104    2,189    60,693  sh     Sole       None        60,693
NEWPARK RESOURCES INC.            Common Stock   651718504      966   124,684  sh     Sole       None       124,684
NEWS CORP LTD-SPONS ADR           Common Stock   652487703      823    29,000  sh     Sole       None        29,000
NOKIA ADR A                       Common Stock   654902204    1,846    89,000  sh     Sole       None        89,000
NORFOLK SOUTHERN CORP             Common Stock   655844108    2,507   104,700  sh     Sole       None       104,700
NORTHROP GRUMMAN CORP             Common Stock   666807102      488     4,316  sh     Sole       None         4,316
NORTHSTAR CAPITAL INVMNT GRP      Common Stock   66704F106    4,948   250,000  sh     Sole       None       250,000
NORTHSTAR CAPITAL INVMNT GRP      Common Stock   66704F999    1,061    53,619  sh     Sole       None        53,619
NUCOR CORP                        Common Stock   670346105    1,413    22,000  sh     Sole       None        22,000
OMEGA WORLDWIDE INC               Common Stock   68210B108       42    19,998  sh     Sole       None        19,998
PEPSICO INC                       Common Stock   713448108    1,288    25,000  sh     Sole       None        25,000
PETROLEUM GEO-SVCS -SPON ADR      Common Stock   716597109      618    95,000  sh     Sole       None        95,000
PFIZER, INC.                      Common Stock   717081103    6,537   164,500  sh     Sole       None       164,500
PITNEY BOWES INC                  Common Stock   724479100    1,113    26,000  sh     Sole       None        26,000
BANCO POPULAR                     Common Stock   733174106       77     2,641  sh     Sole       None         2,641
POWERWAVE TECHNOLOGIES INC        Common Stock   739363109    1,171    91,000  sh     Sole       None        91,000
PRICE LEGACY CORPORATION          Common Stock   74144P106      143    44,668  sh     Sole       None        44,668
PRUDENTIAL FINANCIAL INC.         Common Stock   744320102       78     2,515  sh     Sole       None         2,515
PUBLIC STORAGE INC.               Common Stock   74460D109        0         1  sh     Sole       None             1
QUANTA SERVICES INC               Common Stock   74762E102    1,158    67,000  sh     Sole       None        67,000
RADIANT SYSTEMS INC               Common Stock   75025N102      344    38,000  sh     Sole       None        38,000
RADIOSHACK CORP                   Common Stock   750438103    1,051    35,000  sh     Sole       None        35,000
RIO ALTO EXPLORATION LTD          Common Stock   766892103      776    80,000  sh     Sole       None        80,000
ROYAL DUTCH PETROLEUM CO.         Common Stock   780257804      326     6,000  sh     Sole       None         6,000
SPX CORPORATION                   Common Stock   784635104    2,548    18,000  sh     Sole       None        18,000
SSGA CORP BOND INDEX FUND         Common Stock   78899H920   13,094   957,968  sh     Sole       None       957,968
SAKS INCORPORATED                 Common Stock   79377W108      631    48,000  sh     Sole       None        48,000
SANDISK CORP                      Common Stock   80004C101      499    23,000  sh     Sole       None        23,000
SCHERING PLOUGH CORP              Common Stock   806605101    3,969   126,808  sh     Sole       None       126,808
SCHOLASTIC CORP                   Common Stock   807066105    2,710    50,000  sh     Sole       None        50,000
SHELL TRANSPORT - TRADING ADR     Common Stock   822703609      886    20,000  sh     Sole       None        20,000
SHIRE PHARMACEUTICALS             Common Stock   82481R106      516    22,000  sh     Sole       None        22,000
SIX FLAGS INC.                    Common Stock   83001P109    1,250    70,000  sh     Sole       None        70,000
SPRINT CORPORATION                Common Stock   852061506      391    38,000  sh     Sole       None        38,000
STATE STREET CORP                 Common Stock   857477103    1,661    30,000  sh     Sole       None        30,000
SUN MICROSYSTEMS, INC.            Common Stock   866810104    1,138   129,000  sh     Sole       None       129,000
SUNGARD DATA SYSTEMS              Common Stock   867363103    2,638    80,000  sh     Sole       None        80,000
SYMANTEC CORP                     Common Stock   871503108    1,648    40,000  sh     Sole       None        40,000
TARGET CORP                       Common Stock   87612E106    2,156    50,000  sh     Sole       None        50,000
TECHNITROL INC                    Common Stock   878555101      954    40,000  sh     Sole       None        40,000
TELLABS INC.                      Common Stock   879664100    1,094   104,500  sh     Sole       None       104,500
TENET HEALTHCARE CORP             Common Stock   88033G100    3,016    45,000  sh     Sole       None        45,000
TEXAS INSTRUMENTS                 Common Stock   882508104    1,026    31,000  sh     Sole       None        31,000
TEXTRON, INC                      Common Stock   883203101    2,197    43,000  sh     Sole       None        43,000
TRIBUNE CO                        Common Stock   896047107    4,273    94,000  sh     Sole       None        94,000
TROPICAL SPORTSWEAR INTL          Common Stock   89708P102      396    16,500  sh     Sole       None        16,500
U.S. AIRWAYS GROUP, INC.          Common Stock   911905107      126    19,594  sh     Sole       None        19,594
VF CORP.                          Common Stock   918204108    1,514    35,000  sh     Sole       None        35,000
VERIZON CORPORATION               Common Stock   92343V104    1,614    35,000  sh     Sole       None        35,000
VIACOM INC                        Common Stock   925524100    1,458    30,000  sh     Sole       None        30,000
VIACOM INC                        Common Stock   925524308      573    11,840  sh     Sole       None        11,840
WACHOVIA CORP. 2ND NEW COM        Common Stock   929903102    2,781    75,000  sh     Sole       None        75,000
WAL-MART STORES, INC.             Common Stock   931142103    1,103    18,000  sh     Sole       None        18,000
WALGREENS CO                      Common Stock   931422109    4,605   117,500  sh     Sole       None       117,500
WATSCO                            Common Stock   942622101      216    12,000  sh     Sole       None        12,000
WATSCO                            Common Stock   942622200    1,089    61,000  sh     Sole       None        61,000
WINTRUST FINANCIAL CORP           Common Stock   97650W108    1,609    70,050  sh     Sole       None        70,050
WIRELESS TELECOM GROUP, INC.      Common Stock   976524108      355   109,600  sh     Sole       None       109,600
WORLDCOM INC                      Common Stock   98157D106      900   133,600  sh     Sole       None       133,600
WORLDCOM INC                      Common Stock   98157D304       10     1,664  sh     Sole       None         1,664
WRIGLEY, (WM) JR. CO.             Common Stock   982526105    1,226    23,000  sh     Sole       None        23,000
WYETH                             Common Stock   983024100      788    12,000  sh     Sole       None        12,000
YAHOO ! INC.                      Common Stock   984332106    1,395    75,523  sh     Sole       None        75,523
YOUNG BROADCASTING CORP -A        Common Stock   987434107    1,637    65,500  sh     Sole       None        65,500
ZIMMER HOLDINGS INC               Common Stock   98956P102    1,022    30,000  sh     Sole       None        30,000
MAX RE CAPITAL LTD.               Common Stock   G6052F103        0         1  sh     Sole       None             1
TRENWICK GROUP                    Common Stock   G9032C109    5,204   580,199  sh     Sole       None       580,199
AUDIOCODES LTD                    Common Stock   M15342104      170    50,000  sh     Sole       None        50,000
SUN INTERNATIONAL HOTELS LTD-A    Common Stock   P8797T133      327    12,000  sh     Sole       None        12,000
CKE RESTAURANTS INC               Txble Bnds-Cnv 12561EAB1      975 1,095,000 prn     Sole       None     1,095,000
CLEAR CHANNEL COMM                Txble Bnds-Cnv 184502AE2      411   425,000 prn     Sole       None       425,000
ESC MEDICAL SYSTEMS               Txble Bnds-Cnv 269025AA0      512   545,000 prn     Sole       None       545,000
ESC MEDICAL SYSTEMS               Txble Bnds-Cnv 269025AB8      300   320,000 prn     Sole       None       320,000
GETTY IMAGES, INC                 Txble Bnds-Cnv 374276AD5    2,655 3,000,000 prn     Sole       None     3,000,000
GOLD EAGLE CAPITAL 2001           Txble Bnds-Cnv 38058MAA0    4,001 4,000,000 prn     Sole       None     4,000,000
HILTON HOTELS CORP.               Txble Bnds-Cnv 432848AL3      640   675,000 prn     Sole       None       675,000
INTERIM SERVICES, INC.            Txble Bnds-Cnv 45868PAA8      929 1,130,000 prn     Sole       None     1,130,000
MASCOTECH INC.                    Txble Bnds-Cnv 574670AB1      358   400,000 prn     Sole       None       400,000
MUTUAL RISK                       Txble Bnds-Cnv 628351AA6      195 1,000,000 prn     Sole       None     1,000,000
QUANTA SERVICES INC               Txble Bnds-Cnv 74762EAA0    1,408 2,000,000 prn     Sole       None     2,000,000
THERMO INSTRUMENT SYSTEMS         Txble Bnds-Cnv 883559AE6      649   695,000 prn     Sole       None       695,000
THERMO FIBERTEK INC               Txble Bnds-Cnv 88355WAA3      473   500,000 prn     Sole       None       500,000
THERMO FIBERTEK INC               Txble Bnds-Cnv VV3081948      500   500,000 prn     Sole       None       500,000
BOLDER TECHNOLOGIES CORP.         Prfrd Stck-Cnv 097519201        1    40,000  sh     Sole       None        40,000
FLEET BOSTON FINANCIAL CORP       Prfrd Stck-Cnv 339030702      253     4,950  sh     Sole       None         4,950

                                                            432,710
